Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	149,005,102.03	15,511
Yield Supplement Overcollateralization Amount 04/30/25	1,134,513.91	0
Receivables Balance 04/30/25	150,139,615.94	15,511
Principal Payments	10,128,311.27	418
Defaulted Receivables	240,805.55	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	998,520.90	0
Pool Balance at 05/31/25	138,771,978.22	15,078

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.62%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	3,737,290.00	271
Past Due 61-90 days	1,099,531.78	73
Past Due 91-120 days	139,709.73	10
Past Due 121+ days	0.00	0
Total	4,976,531.51	354

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.89%
Delinquency Trigger Occurred	NO

Recoveries	185,899.16
Aggregate Net Losses/(Gains) - May 2025	54,906.39
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.44%
Prior Net Losses/(Gains) Ratio	-0.29%
Second Prior Net Losses/(Gains) Ratio	-0.63%
Third Prior Net Losses Ratio/(Gains)	0.52%
Four Month Average	0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	4.33%
Weighted Average Contract Rate, Yield Adjusted	5.27%
Weighted Average Remaining Term	21.85

Flow of Funds	$ Amount
Collections	10,851,009.13
Investment Earnings on Cash Accounts	13,245.92
Servicing Fee	(125,116.35)
Transfer to Collection Account	-
Available Funds	10,739,138.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	48,275.18
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	4,383,975.75
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	417,674.21

Total Distributions of Available Funds	10,739,138.70

Servicing Fee	125,116.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	143,155,953.97
Principal Paid	10,233,123.81
Note Balance @ 06/16/25	132,922,830.16

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-3
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-4
Note Balance @ 05/15/25	90,515,953.97
Principal Paid	10,233,123.81
Note Balance @ 06/16/25	80,282,830.16
Note Factor @ 06/16/25	80.0986034%

Class B
Note Balance @ 05/15/25	35,090,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	35,090,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	17,550,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	17,550,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	88,340.68
Total Principal Paid	10,233,123.81
Total Paid	10,321,464.49

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.64000%
Interest Paid	48,275.18
Principal Paid	10,233,123.81
Total Paid to A-4 Holders	10,281,398.99

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0757061
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.7695702
Total Distribution Amount	8.8452763

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4816440
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	102.0964163
Total A-4 Distribution Amount	102.5780603

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	428.41
Noteholders' Principal Distributable Amount	571.59

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	2,924,574.03
Investment Earnings	10,595.71
Investment Earnings Paid	(10,595.71)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,052,179.08	$944,857.07	$966,217.91
Number of Extensions	73	66	70
Ratio of extensions to Beginning of Period Receivables Balance	0.70%	0.59%	0.56%